UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2015

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments:

Putnam Master Intermediate Income Trust

The fund's portfolio
12/31/14 (Unaudited)

MORTGAGE-BACKED SECURITIES (45.5%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (17.9%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.957s, 2032			$194,661	$284,279
IFB Ser. 3408, Class EK, 25.146s, 2037			84,441	133,444
IFB Ser. 2979, Class AS, 23.684s, 2034			22,866	28,528
IFB Ser. 3072, Class SM, 23.207s, 2035			131,762	200,509
IFB Ser. 3072, Class SB, 23.06s, 2035			118,037	178,968
IFB Ser. 3249, Class PS, 21.744s, 2036			89,647	133,110
IFB Ser. 4165, Class SJ, IO, 5.939s, 2043			2,197,152	465,906
IFB Ser. 319, Class S2, IO, 5.839s, 2043			1,490,654	364,331
IFB Ser. 4240, Class SA, IO, 5.839s, 2043			3,127,920	713,635
IFB Ser. 317, Class S3, IO, 5.819s, 2043			3,276,843	830,097
IFB Ser. 325, Class S1, IO, 5.789s, 2044			2,753,155	653,351
IFB Ser. 326, Class S2, IO, 5.789s, 2044			6,160,782	1,511,633
IFB Ser. 323, Class S1, IO, 5.789s, 2044			3,827,763	947,726
IFB Ser. 308, Class S1, IO, 5.789s, 2043			2,550,869	634,962
IFB Ser. 269, Class S1, IO, 5.789s, 2042			2,332,696	540,369
IFB Ser. 327, Class S8, IO, 5.759s, 2044			789,052	185,033
Ser. 4122, Class TI, IO, 4 1/2s, 2042			2,646,888	515,349
Ser. 4000, Class PI, IO, 4 1/2s, 2042			1,490,123	271,650
Ser. 4193, Class PI, IO, 4s, 2043			3,122,144	506,790
Ser. 304, Class C53, IO, 4s, 2032			1,696,415	290,477
Ser. 4338, Class TI, IO, 4s, 2029			3,446,648	451,097
Ser. 303, Class C19, IO, 3 1/2s, 2043			3,142,745	660,885
Ser. 304, Class C22, IO, 3 1/2s, 2042			2,080,712	452,311
Ser. 4122, Class AI, IO, 3 1/2s, 2042			3,995,083	558,724
Ser. 4122, Class CI, IO, 3 1/2s, 2042			3,648,253	510,219
Ser. 4105, Class HI, IO, 3 1/2s, 2041			1,822,638	255,589
Ser. 304, IO, 3 1/2s, 2027			3,345,319	410,203
Ser. 304, Class C37, IO, 3 1/2s, 2027			2,477,064	303,961
Ser. 4165, Class TI, IO, 3s, 2042			7,840,819	1,019,307
Ser. 4183, Class MI, IO, 3s, 2042			3,249,051	412,954
Ser. 4210, Class PI, IO, 3s, 2041			2,341,364	246,849
Ser. 304, Class C45, IO, 3s, 2027			3,064,285	352,463
Ser. T-57, Class 1AX, IO, 0.39s, 2043			2,166,009	23,422
Ser. 3326, Class WF, zero %, 2035			1,608	1,275

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.883s, 2036			140,021	260,308
IFB Ser. 07-53, Class SP, 23.579s, 2037			113,987	176,013
IFB Ser. 08-24, Class SP, 22.662s, 2038			115,283	170,679
IFB Ser. 05-75, Class GS, 19.742s, 2035			99,303	136,967
IFB Ser. 05-83, Class QP, 16.953s, 2034			147,725	198,168
IFB Ser. 13-10, Class KS, IO, 6.031s, 2043			1,814,183	382,248
IFB Ser. 13-19, Class DS, IO, 6.031s, 2041			4,016,052	703,437
IFB Ser. 13-41, Class SP, IO, 6.031s, 2040			1,567,922	237,399
IFB Ser. 12-134, Class SA, IO, 5.981s, 2042			2,558,557	619,701
IFB Ser. 13-19, Class SK, IO, 5.981s, 2043			2,332,811	479,578
IFB Ser. 12-122, Class SB, IO, 5.981s, 2042			2,262,971	530,463
IFB Ser. 12-128, Class ST, IO, 5.981s, 2042			1,700,616	403,556
IFB Ser. 13-18, Class SB, IO, 5.981s, 2041			1,846,278	297,251
IFB Ser. 13-124, Class SB, IO, 5.781s, 2043			1,748,181	434,605
IFB Ser. 411, Class S1, IO, 5.781s, 2042			2,224,512	505,454
IFB Ser. 13-128, Class CS, IO, 5.731s, 2043			3,312,034	799,889
Ser. 374, Class 6, IO, 5 1/2s, 2036			250,831	47,307
Ser. 12-132, Class PI, IO, 5s, 2042			3,309,136	598,755
Ser. 10-13, Class EI, IO, 5s, 2038			42,242	566
Ser. 378, Class 19, IO, 5s, 2035			729,472	133,785
Ser. 12-127, Class BI, IO, 4 1/2s, 2042			960,497	224,526
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			7,347,751	1,264,327
Ser. 409, Class 81, IO, 4 1/2s, 2040			3,551,933	705,911
Ser. 409, Class 82, IO, 4 1/2s, 2040			3,791,104	756,288
Ser. 366, Class 22, IO, 4 1/2s, 2035			276,309	19,590
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			1,404,475	178,930
Ser. 418, Class C24, IO, 4s, 2043			2,815,710	578,980
Ser. 13-41, Class IP, IO, 4s, 2043			2,445,189	427,346
Ser. 13-44, Class PI, IO, 4s, 2043			2,413,791	392,335
Ser. 13-60, Class IP, IO, 4s, 2042			1,747,859	310,516
Ser. 12-96, Class PI, IO, 4s, 2041			1,837,325	295,552
Ser. 406, Class 2, IO, 4s, 2041			1,621,085	287,256
Ser. 406, Class 1, IO, 4s, 2041			1,136,049	204,148
Ser. 409, Class C16, IO, 4s, 2040			2,483,655	469,571
Ser. 418, Class C15, IO, 3 1/2s, 2043			5,966,846	1,229,264
Ser. 12-145, Class TI, IO, 3s, 2042			3,815,765	409,813
Ser. 13-35, Class IP, IO, 3s, 2042			3,225,857	354,088
Ser. 13-53, Class JI, IO, 3s, 2041			2,577,442	317,902
Ser. 13-23, Class PI, IO, 3s, 2041			2,973,955	282,318
Ser. 03-W10, Class 1, IO, 1.021s, 2043			416,532	10,413
Ser. 99-51, Class N, PO, zero %, 2029			17,394	15,655

Government National Mortgage Association
IFB Ser. 10-163, Class SI, IO, 6.468s, 2037			2,355,539	269,938
IFB Ser. 11-56, Class MI, IO, 6.285s, 2041			2,131,347	445,174
IFB Ser. 14-131, Class AS, IO, 6.035s, 2044			2,906,636	671,680
IFB Ser. 13-116, Class SA, IO, 5.989s, 2043			1,962,458	350,789
IFB Ser. 13-129, Class SN, IO, 5.985s, 2043			1,481,047	260,812
IFB Ser. 13-182, Class LS, IO, 5.975s, 2043			1,667,548	394,245
IFB Ser. 14-90, Class HS, IO, 5.935s, 2044			2,530,443	631,396
IFB Ser. 12-77, Class MS, IO, 5.935s, 2042			1,605,963	411,849
IFB Ser. 11-128, Class TS, IO, 5.889s, 2041			1,316,798	229,781
IFB Ser. 13-99, Class AS, IO, 5.885s, 2043			1,462,819	305,715
IFB Ser. 11-70, Class SM, IO, 5.729s, 2041			2,415,000	437,791
IFB Ser. 11-70, Class SH, IO, 5.729s, 2041			2,481,000	465,981
Ser. 14-122, Class IC, IO, 5s, 2044			2,234,236	423,723
Ser. 13-22, Class IE, IO, 5s, 2043			2,513,579	501,013
Ser. 13-22, Class OI, IO, 5s, 2043			2,346,060	505,254
Ser. 13-3, Class IT, IO, 5s, 2043			2,096,865	448,893
Ser. 13-6, Class IC, IO, 5s, 2043			1,833,482	368,603
Ser. 12-146, Class IO, IO, 5s, 2042			1,849,239	360,287
Ser. 13-6, Class CI, IO, 5s, 2042			1,366,570	252,720
Ser. 13-130, Class IB, IO, 5s, 2040			1,712,289	189,504
Ser. 13-16, Class IB, IO, 5s, 2040			2,327,823	181,972
Ser. 11-41, Class BI, IO, 5s, 2040			1,384,386	134,064
Ser. 10-35, Class UI, IO, 5s, 2040			1,087,683	229,773
Ser. 10-20, Class UI, IO, 5s, 2040			2,025,737	386,106
Ser. 10-9, Class UI, IO, 5s, 2040			10,291,198	2,185,094
Ser. 09-121, Class UI, IO, 5s, 2039			4,285,398	877,221
Ser. 13-34, Class IH, IO, 4 1/2s, 2043			3,869,833	725,628
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			1,345,805	269,309
Ser. 11-140, Class BI, IO, 4 1/2s, 2040			856,813	75,682
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			261,277	40,652
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			3,842,902	715,164
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			8,921,865	1,694,414
Ser. 13-151, Class IB, IO, 4 1/2s, 2040			3,954,623	756,804
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			2,423,206	487,912
Ser. 09-121, Class BI, IO, 4 1/2s, 2039			1,423,301	364,820
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			894,721	126,353
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			2,943,431	377,289
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			1,121,820	96,095
Ser. 14-4, Class IC, IO, 4s, 2044			1,938,639	390,907
Ser. 13-165, Class IL, IO, 4s, 2043			1,451,149	237,727
Ser. 12-56, Class IB, IO, 4s, 2042			1,524,342	296,099
Ser. 12-47, Class CI, IO, 4s, 2042			3,783,181	696,023
Ser. 12-41, Class IP, IO, 4s, 2041			3,936,564	697,685
Ser. 13-76, Class IO, IO, 3 1/2s, 2043			6,858,836	880,743
Ser. 13-28, Class IO, IO, 3 1/2s, 2043			2,331,077	318,429
Ser. 13-54, Class JI, IO, 3 1/2s, 2043			3,090,370	418,931
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			4,559,315	621,891
Ser. 13-14, Class IO, IO, 3 1/2s, 2042			6,304,309	805,123
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			3,334,154	460,913
Ser. 12-140, Class IC, IO, 3 1/2s, 2042			3,514,781	701,586
Ser. 14-44, Class IA, IO, 3 1/2s, 2028			4,993,155	564,726
Ser. 06-36, Class OD, PO, zero %, 2036			4,835	4,296

				55,644,843
Commercial mortgage-backed securities (16.5%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			656,000	677,738
FRB Ser. 05-5, Class D, 5.243s, 2045			600,000	609,000

Banc of America Commercial Mortgage Trust 144A
Ser. 01-1, Class K, 6 1/8s, 2036			24,913	12,349
Ser. 07-5, Class XW, IO, 0.369s, 2051			77,617,026	672,629

Bear Stearns Commercial Mortgage Securities Trust
Ser. 05-PWR7, Class D, 5.304s, 2041			441,000	435,465
Ser. 05-PWR7, Class B, 5.214s, 2041			697,000	703,487
Ser. 05-PWR9, Class C, 5.055s, 2042			401,000	408,018

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.435s, 2039			544,000	544,751
Ser. 06-PW14, Class XW, IO, 0.64s, 2038			17,537,267	170,813

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.568s, 2047			409,000	438,440

Citigroup Commercial Mortgage Trust
Ser. 06-C5, Class AJ, 5.482s, 2049			610,000	596,212
FRB Ser. 05-C3, Class B, 5.029s, 2043			1,720,000	1,711,073
Ser. 13-GC11, Class D, 4.458s, 2046			623,000	594,077

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.124s, 2044			507,000	501,930
Ser. 07-CD5, Class XS, IO, 0.171s, 2044			25,751,782	110,295

COMM Mortgage Trust FRB Ser. 07-C9, Class F, 5.796s, 2049			962,000	952,380

COMM Mortgage Trust 144A
FRB Ser. 12-LC4, Class D, 5.647s, 2044			345,000	367,287
FRB Ser. 14-CR18, Class D, 4.74s, 2047			971,000	929,382
FRB Ser. 13-LC6, Class D, 4.288s, 2046			182,000	172,849
Ser. 12-LC4, Class E, 4 1/4s, 2044			392,000	351,581
Ser. 13-LC13, Class E, 3.719s, 2046			574,000	440,198
FRB Ser. 07-C9, Class AJFL, 0.852s, 2049			241,000	226,844

Credit Suisse Commercial Mortgage Trust Ser. 06-C5, Class AX, IO, 0.717s, 2039			20,187,756	220,796

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)			615,574	307,787

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.419s, 2044			987,000	1,036,649

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 0.993s, 2020			2,161,894	33,055

GE Capital Commercial Mortgage Corp.
FRB Ser. 06-C1, Class AJ, 5.274s, 2044			328,000	331,890
FRB Ser. 05-C1, Class D, 4.949s, 2048			2,843,000	2,771,555

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965s, 2041			310,030	308,130

GMAC Commercial Mortgage Securities, Inc. Trust 144A Ser. 04-C3, Class X1, IO, 0.874s, 2041			4,999,049	30,698

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG3, Class D, 4.986s, 2042			803,000	801,874

GS Mortgage Securities Trust Ser. 05-GG4, Class AJ, 4.782s, 2039			846,000	855,198

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.638s, 2045			311,000	327,390
Ser. 11-GC3, Class E, 5s, 2044			577,000	552,525
FRB Ser. 13-GC10, Class D, 4.414s, 2046			507,000	490,299
Ser. 05-GG4, Class XC, IO, 0.703s, 2039			37,339,584	93,349

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.074s, 2051			1,404,500	1,457,646
FRB Ser. 06-LDP8, Class B, 5.52s, 2045			362,000	363,053
FRB Ser. 06-LDP6, Class B, 5.501s, 2043			793,000	793,000
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			847,000	849,766

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.174s, 2051			746,000	754,657
FRB Ser. 07-CB20, Class C, 6.174s, 2051			410,000	388,701
FRB Ser. 11-C3, Class F, 5.567s, 2046			410,000	413,277
FRB Ser. 12-C8, Class E, 4.666s, 2045			113,000	111,810
FRB Ser. 13-C13, Class D, 4.056s, 2046			473,000	444,774
Ser. 13-C13, Class E, 3.986s, 2046			639,000	520,689
Ser. 13-C10, Class E, 3 1/2s, 2047			808,000	593,314
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			541,000	384,489
Ser. 07-CB20, Class X1, IO, 0.313s, 2051			50,627,467	399,147

LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1, Class G, 6.41s, 2031			392,514	412,139

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C3, Class C, 5.728s, 2039			1,797,000	1,617,300
Ser. 06-C3, Class AJ, 5.72s, 2039			739,000	739,798
Ser. 06-C6, Class E, 5.541s, 2039			750,000	719,318
FRB Ser. 06-C6, Class C, 5.482s, 2039			984,000	966,780

LB-UBS Commercial Mortgage Trust 144A Ser. 06-C6, Class XCL, IO, 0.674s, 2039			17,456,895	184,973

Merrill Lynch Mortgage Investors Trust Ser. 96-C2, Class JS, IO, 2.371s, 2028			53,220	4

Merrill Lynch Mortgage Trust FRB Ser. 08-C1, Class AJ, 6.289s, 2051			395,000	431,415

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.773s, 2037			55,609	1,657
Ser. 07-C5, Class X, IO, 5.545s, 2049			1,087,571	58,185

ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046			570,000	579,040
Ser. 06-4, Class AJ, 5.239s, 2049			248,000	251,050

ML-CFC Commercial Mortgage Trust 144A Ser. 06-4, Class AJFX, 5.147s, 2049			388,000	377,524

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.417s, 2046			359,000	337,855
FRB Ser. 13-C10, Class E, 4.083s, 2046			523,000	477,436

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842s, 2044			1,100,000	1,136,061
Ser. 07-HQ11, Class C, 5.558s, 2044			590,000	574,707
FRB Ser. 06-HQ8, Class D, 5.492s, 2044			598,000	585,837
Ser. 06-HQ10, Class AJ, 5.389s, 2041			446,000	448,466

Morgan Stanley Capital I Trust 144A FRB Ser. 04-RR, Class F7, 6s, 2039			1,131,546	1,074,618

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			1,134,033	1,138,637

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)			193,000	38,600

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			557,330	139,333

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class D, 4.958s, 2049			513,000	511,487
Ser. 13-C6, Class D, 4.352s, 2046			612,000	578,205

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.999s, 2045			2,150,000	2,165,760
FRB Ser. 06-C25, Class AJ, 5.723s, 2043			474,000	490,590
FRB Ser. 05-C20, Class B, 5.237s, 2042			1,054,000	1,072,687
Ser. 07-C34, IO, 0.308s, 2046			14,177,476	115,263

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C17, Class E, 5.396s, 2042			385,000	384,130

Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 12-LC5, Class E, 4.778s, 2045			462,000	421,575
FRB Ser. 13-LC12, Class D, 4.302s, 2046			803,000	744,653

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.635s, 2044			108,000	116,036
Ser. 12-C6, Class E, 5s, 2045			534,000	520,864
FRB Ser. 12-C7, Class E, 4.845s, 2045			250,000	250,339
FRB Ser. 13-UBS1, Class D, 4.632s, 2046			953,000	920,808
FRB Ser. 12-C7, Class F, 4 1/2s, 2045			2,524,000	2,104,764
Ser. 14-C19, Class D, 4.234s, 2047			953,000	863,460
Ser. 13-C12, Class E, 3 1/2s, 2048			510,000	399,538

				51,213,208
Residential mortgage-backed securities (non-agency) (11.1%)

Banc of America Funding Trust
FRB Ser. 14-R7, Class 3A1, 2.615s, 2036			423,000	433,575
FRB Ser. 14-R7, Class 3A2, 2.615s, 2036			128,000	107,866

Barclays Capital, LLC Trust
Ser. 13-RR1, Class 9A4, 6.727s, 2036			250,000	252,875
FRB Ser. 12-RR10, Class 9A2, 2.71s, 2035			980,000	913,948
FRB Ser. 12-RR5, Class 4A8, 0.326s, 2035			375,000	337,886

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR2, Class 5A12, 6.307s, 2036			575,000	547,688
FRB Ser. 12-RR12, Class 4A7, 2.831s, 2036			540,000	500,850
FRB Ser. 09-RR11, Class 2A2, 2.41s, 2035			850,000	773,500
FRB Ser. 14-RR2, Class 3A2, 1.075s, 2046			520,000	349,050

Bear Stearns Adjustable Rate Mortgage Trust FRB Ser. 05-12, Class 12A1, 2.487s, 2036			658,971	589,612

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.03s, 2034			43,312	22,266

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-WFH2, Class M1, 0.57s, 2037			1,470,000	1,154,685

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 12-4, Class 3A2, 5.981s, 2036			627,762	555,569
FRB Ser. 41891, Class 7A2, 2.487s, 2036			800,000	760,240

Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A3, 0.52s, 2035			1,214,050	1,053,188
FRB Ser. 05-59, Class 1A1, 0.487s, 2035			569,084	460,958
FRB Ser. 06-HY11, Class A1, 0.29s, 2036			634,647	537,546

Countrywide Asset Backed Certificates FRB Ser. 06-4, Class 2A3, 0.46s, 2036			425,000	362,467

Countrywide Home Loans FRB Ser. 06-HYB1, Class 1A1, 2.458s, 2036			926,672	812,889

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-4R, Class 1A4, 0.57s, 2037			500,000	427,500

Credit Suisse First Boston Mortgage Securities Corp. FRB Ser. 03-AR30, Class CB1, 2.465s, 2034			403,537	364,033

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.07s, 2043 (United Kingdom)		GBP	384,009	611,984
FRB Ser. 03-2, Class 2C1, 2.852s, 2043 (United Kingdom)		EUR	1,028,000	1,265,078

MortgageIT Trust
FRB Ser. 05-3, Class M2, 0.7s, 2035			$370,259	322,495
FRB Ser. 05-5, Class M1, 0.62s, 2035			362,566	309,778
FRB Ser. 05-3, Class A2, 0.52s, 2035			432,419	388,096

Newcastle Mortgage Securities Trust FRB Ser. 06-1, Class M2, 0.54s, 2036			410,000	323,900

Opteum Mortgage Acceptance Corp. FRB Ser. 05-4, Class 1A2, 0.56s, 2035			349,761	318,282

RBSSP Resecuritization Trust 144A FRB Ser. 10-1, Class 3A2, 5.205s, 2035			1,250,000	1,219,125

Residential Accredit Loans, Inc.
FRB Ser. 07-QH9, Class A1, 1.406s, 2037			706,554	459,967
FRB Ser. 06-QO7, Class 2A1, 0.963s, 2046			1,010,361	704,727
FRB Ser. 06-QO5, Class 2A1, 0.36s, 2046			965,785	748,484

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.183s, 2046			2,018,818	1,806,842
FRB Ser. 06-AR3, Class A1B, 1.113s, 2046			938,412	762,929
FRB Ser. 05-AR11, Class A1C3, 0.68s, 2045			1,557,453	1,368,378
FRB Ser. 05-AR19, Class A1C3, 0.67s, 2045			2,160,164	1,906,345
FRB Ser. 05-AR13, Class A1C3, 0.66s, 2045			3,623,066	3,188,298
FRB Ser. 05-AR8, Class 2AC2, 0.63s, 2045			1,032,378	927,592
FRB Ser. 05-AR11, Class A1C4, 0.61s, 2045			792,541	690,541
FRB Ser. 05-AR13, Class A1B2, 0.6s, 2045			746,572	664,449
FRB Ser. 05-AR17, Class A1B2, 0.58s, 2045			710,723	615,699
FRB Ser. 05-AR15, Class A1B2, 0.58s, 2045			1,162,286	1,028,623
FRB Ser. 05-AR19, Class A1C4, 0.57s, 2045			589,717	516,002
FRB Ser. 05-AR11, Class A1B3, 0.57s, 2045			1,191,790	1,066,652
FRB Ser. 05-AR8, Class 2AC3, 0.56s, 2045			363,786	324,679
FRB Ser. 05-AR6, Class 2A1C, 0.51s, 2045			333,222	294,901

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR2, Class 2A1, 2.612s, 2036			1,159,997	1,156,401

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2, Class 1A2, 0.335s, 2047			500,000	370,000

				34,678,438

Total mortgage-backed securities (cost $133,415,403)				$141,536,489

CORPORATE BONDS AND NOTES (32.2%)(a)
			Principal amount	Value

Basic materials (2.6%)

Alcoa, Inc. sr. unsec. unsub. notes 5.4s, 2021			$35,000	$37,906

Alcoa, Inc. sr. unsec. unsub. notes 5 1/8s, 2024			87,000	92,200

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)			477,000	575,978

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			298,000	312,900

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			150,000	148,500

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			185,000	196,100

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			490,000	477,750

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			200,000	204,900

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			211,000	205,198

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			241,000	246,423

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			90,000	87,525

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7 1/4s, 2022 (Canada)			238,000	214,200

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			298,000	312,155

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			153,000	175,185

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			137,000	134,260

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			174,000	154,860

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			145,000	140,650

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			170,000	164,900

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			328,000	351,780

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			310,000	307,675

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			112,000	110,320

Ineos Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			70,000	73,500

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)			200,000	191,500

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			265,000	291,500

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			229,000	241,023

Mercer International, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			60,000	60,750

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)			189,000	2

Momentive Performance Materials, Inc. company guaranty sr. notes 3.88s, 2021			189,000	160,178

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			119,000	116,620

NOVA Chemicals Corp. 144A sr. unsec. notes 5s, 2025 (Canada)			40,000	39,700

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			200,000	196,500

PQ Corp. 144A sr. notes 8 3/4s, 2018			135,000	139,725

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			98,000	97,206

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			235,000	241,463

SBA Communications Corp. 144A sr. unsec. notes 4 7/8s, 2022			181,000	174,213

Sealed Air Corp. 144A company guaranty sr. unsec. notes 8 3/8s, 2021			71,000	79,343

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			124,000	135,780

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			110,000	111,650

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024			75,000	75,750

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022			54,000	53,595

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			49,000	57,453

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			30,000	31,800

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			40,000	42,000

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			20,000	20,300

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			50,000	51,250

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			30,000	30,563

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			131,000	134,930

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			142,000	138,095

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			125,000	126,250

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			55,000	52,250

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			203,000	211,628

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			125,000	128,125

				8,156,007
Capital goods (2.1%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			455,000	455,000

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			419,000	469,280

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			120,000	116,700

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			215,000	211,238

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			255,000	244,800

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			105,000	106,575

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			54,000	60,075

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			106,000	108,120

Bombardier, Inc. 144A sr. notes 4 1/4s, 2016 (Canada)			119,000	120,785

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			235,000	252,625

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			184,000	178,480

Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			364,000	348,530

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021			85,000	86,488

KION Finance SA 144A sr. notes 6 3/4s, 2020 (Luxembourg)		EUR	100,000	130,186

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			$286,000	290,290

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			310,000	291,400

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			75,000	75,938

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			155,000	164,300

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			402,000	410,040

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			150,000	151,500

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			269,000	283,795

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019			200,000	211,000

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			56,000	57,400

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			100,000	105,500

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			100,000	103,500

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			295,000	302,375

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			140,000	148,050

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			45,000	46,575

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			282,000	287,640

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			45,000	47,925

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024			340,000	341,700

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022			217,000	227,850

				6,435,660
Communication services (4.6%)

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)			480,000	480,000

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			265,000	294,813

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			150,000	169,500

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			99,000	103,950

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			573,000	573,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			362,000	352,950

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			53,000	55,054

CCOH Safari, LLC company guaranty sr. unsec. bonds 5 3/4s, 2024			180,000	182,025

CCOH Safari, LLC company guaranty sr. unsec. bonds 5 1/2s, 2022			241,000	244,615

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			170,000	186,150

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			40,000	41,500

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			306,000	312,120

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			85,000	85,850

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			165,000	181,913

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024			130,000	130,650

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			346,000	350,325

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018			238,000	243,058

DISH DBS Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2024			185,000	185,925

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			156,000	176,280

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			80,000	80,400

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			50,000	52,500

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			143,000	153,368

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			83,000	91,300

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			80,000	82,200

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			140,000	149,800

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			277,000	282,540

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			458,000	459,145

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 6 3/4s, 2018 (Luxembourg)			260,000	265,200

Level 3 Communications, Inc. 144A sr. unsec. unsub. notes 5 3/4s, 2022			60,000	60,375

Level 3 Escrow II, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			205,000	206,025

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			143,000	154,261

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			17,000	17,914

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			65,000	67,275

NII International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg) (In default)(NON)			62,000	44,330

Numericable Group SA 144A sr. bonds 6 1/4s, 2024 (France)			200,000	201,500

Numericable Group SA 144A sr. notes 6s, 2022 (France)			600,000	606,000

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			156,000	163,800

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			180,000	184,050

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			55,000	55,979

SFR-Numericable 144A sr. bonds 5 5/8s, 2024 (France)		EUR	100,000	125,240

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			$105,000	104,475

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			286,000	325,296

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023			753,000	743,362

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021			290,000	287,463

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			369,000	377,303

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			75,000	78,000

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025			140,000	142,240

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			206,000	210,635

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			190,000	192,850

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			156,000	156,390

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	295,000	400,158

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)		EUR	100,000	132,007

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes 5 5/8s, 2023 (Germany)		EUR	105,000	137,883

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes Ser. REGS, 5 3/4s, 2023 (Germany)		EUR	112,000	146,296

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 5 1/8s, 2023 (Germany)		EUR	235,000	302,143

UPC Holdings BV bonds 8 3/8s, 2020 (Netherlands)		EUR	361,000	468,328

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			$363,000	369,353

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	235,000	385,592

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			$268,000	256,610

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			410,000	426,913

Wind Acquisition Finance SA 144A company guaranty sr. unsec. bonds 7 3/8s, 2021 (Luxembourg)			200,000	188,760

Wind Acquisition Finance SA 144A sr. bonds 4s, 2020 (Luxembourg)		EUR	125,000	147,868

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			$247,000	267,378

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			109,000	111,180

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			128,000	119,680

				14,331,043
Consumer cyclicals (5.7%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			336,000	331,800

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			82,000	89,175

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			110,000	111,650

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			200,000	224,325

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			219,000	237,068

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			185,000	184,075

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			58,000	48,430

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			235,000	245,575

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			120,000	124,224

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			180,000	190,350

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024			330,000	329,175

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2025			135,000	136,013

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			199,000	200,990

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			100,000	100,500

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			45,000	44,775

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			105,000	116,288

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			72,000	70,380

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			25,000	23,625

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			33,000	35,145

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			136,000	142,800

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			362,000	372,860

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			176,000	177,760

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024			100,000	101,250

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			399,000	416,955

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			200,000	209,500

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			179,000	185,927

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			156,000	158,730

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019			4,000	4,090

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			233,000	231,253

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			134,000	128,305

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020			175,000	177,188

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			65,000	66,463

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			266,000	273,980

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	260,000	235,363

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			$88,000	69,080

Grupo Televisa SAB sr. unsec. notes 6s, 2018 (Mexico)			122,000	135,513

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			282,000	291,870

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			105,000	106,050

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021			265,000	259,700

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			316,000	311,260

Interactive Data Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2019			42,000	41,685

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			105,000	106,575

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			130,000	135,200

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			356,000	368,460

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			232,000	215,760

Jo-Ann Stores, LLC 144A sr. unsec. notes 9 3/4s, 2019(PIK)			75,000	63,750

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			197,000	221,133

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			85,000	91,800

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			55,000	57,063

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			80,000	82,400

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			245,000	259,088

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			249,000	244,020

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			85,000	85,000

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			110,000	114,400

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021			248,000	264,740

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			275,000	276,375

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022			119,000	117,810

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			175,000	183,750

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			162,000	160,785

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			152,000	159,220

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			525,213	568,543

Navistar International Corp. sr. notes 8 1/4s, 2021			170,000	166,600

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			280,000	296,800

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021			95,000	100,463

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			85,000	88,188

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			258,000	258,968

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			290,000	303,775

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			178,000	190,460

Owens Corning company guaranty sr. unsec. notes 9s, 2019			92,000	111,336

Owens Corning company guaranty sr. unsec. unsub. notes 4.2s, 2024			170,000	168,171

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021			222,000	206,460

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			192,000	199,200

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			140,000	141,750

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			100,000	105,000

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			168,000	158,323

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			35,000	33,425

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			40,000	42,400

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			240,000	253,200

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			286,000	306,020

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			54,000	45,900

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			50,000	35,000

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			150,000	151,875

Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 10s, 2022			295,000	270,294

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			98,000	100,940

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			24,000	23,820

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			27,000	27,473

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			218,000	210,915

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			142,000	145,195

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			227,000	234,378

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			20,000	21,000

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			330,000	330,000

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			10,000	10,625

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			10,000	10,425

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			65,000	67,925

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			243,000	249,075

Standard Pacific Corp. company guaranty sr. unsec. notes 5 7/8s, 2024			85,000	85,000

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			47,000	42,770

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			70,000	66,850

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			326,000	318,665

Thomas Cook Group PLC sr. unsec. notes Ser. EMTN, 7 3/4s, 2017 (United Kingdom)		GBP	217,000	349,547

Tri Pointe Holdings, Inc. 144A sr. unsec. unsub. notes 5 7/8s, 2024			$318,000	318,000

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			350,000	386,750

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			50,000	50,250

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			89,000	94,785

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019			200,000	208,250

				17,703,263
Consumer staples (2.0%)

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024			200,000	205,000

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			455,000	483,438

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			170,000	173,400

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			70,000	70,700

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)			340,000	348,500

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			253,000	259,325

CEC Entertainment, Inc. company guaranty sr. unsec. notes 8s, 2022			105,000	101,850

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			382,000	417,874

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			50,000	49,688

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 3/4s, 2021			255,000	252,450

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			90,000	99,450

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2024			20,000	20,250

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 3 7/8s, 2019			15,000	15,113

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			247,000	237,738

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			123,000	119,618

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			342,000	313,785

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018 (United Kingdom)		GBP	152,000	245,043

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			$200,000	188,500

HJ Heinz Co. company guaranty notes 4 1/4s, 2020			345,000	348,450

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			67,000	70,518

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			350,000	362,250

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			55,000	56,650

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			150,000	159,000

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			140,000	137,550

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			240,000	240,000

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			235,000	256,444

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			55,000	58,781

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			334,000	366,983

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			137,000	141,110

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			120,000	126,000

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			85,000	87,975

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			195,000	200,850

				6,214,283
Energy (5.5%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			155,000	47,275

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			130,000	122,525

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			192,000	185,760

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			205,000	174,250

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			25,000	21,250

California Resources Corp. 144A company guaranty sr. unsec. notes 6s, 2024			220,000	185,900

California Resources Corp. 144A company guaranty sr. unsec. notes 5s, 2020			105,000	91,088

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			123,000	123,000

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			140,000	95,200

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	50,000	63,138

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			$50,000	51,500

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			91,000	88,498

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			225,000	236,250

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			193,000	193,965

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			88,000	88,880

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada)		CAD	225,000	67,783

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			$46,000	16,790

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			135,000	125,550

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			31,000	29,450

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			192,000	175,680

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			130,000	99,450

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2021			65,000	56,550

Exterran Partners LP/EXLP Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			150,000	127,500

FTS International, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			105,000	76,650

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			2,055,000	2,136,526

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			310,000	303,025

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			85,000	83,088

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			170,000	127,500

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			357,000	268,643

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			150,000	142,500

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			45,000	38,250

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			70,000	61,600

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			121,000	75,020

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			55,000	55,963

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			124,000	124,310

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			317,000	221,900

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			157,000	127,170

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			169,000	144,495

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			265,000	223,925

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			80,000	4

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			51,000	46,538

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			108,000	96,390

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			225,000	166,500

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			86,000	77,400

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			229,000	208,390

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			200,000	150,000

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			92,000	65,320

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022			85,000	51,850

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024			292,000	175,200

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s, 2022 (Indonesia)			925,000	925,000

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			200,000	191,000

Petrobras International Finance Co. SA (PIFCO) company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			390,000	407,971

Petrobras International Finance Co. SA (PIFCO) company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			625,000	579,106

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			1,475,000	680,344

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			384,000	202,560

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			870,000	645,975

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			2,445,000	1,398,540

Petroleos de Venezuela SA 144A company guaranty sr. unsec. unsub. notes 9s, 2021 (Venezuela)			100,000	43,750

Petroleos Mexicanos company guaranty unsec. unsub. notes 8s, 2019 (Mexico)			1,535,000	1,815,138

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022			60,000	56,100

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			190,000	169,100

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			110,000	100,661

Sabine Pass Liquefaction, LLC company guaranty sr. notes 5 5/8s, 2023			100,000	97,750

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022			100,000	101,750

Sabine Pass Liquefaction, LLC sr. notes 5 3/4s, 2024			100,000	98,125

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			75,000	75,750

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			415,000	171,966

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			155,000	148,800

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022			20,000	11,800

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			165,000	135,300

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			85,000	83,300

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			105,000	101,325

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)		CAD	46,000	33,668

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)			$55,000	47,025

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			45,000	27,788

Tesoro Logistics LP/Tesoro Logistics Finance Corp. 144A sr. unsec. notes 6 1/4s, 2022			20,000	19,950

Tesoro Logistics LP/Tesoro Logistics Finance Corp. 144A sr. unsec. notes 5 1/2s, 2019			15,000	14,888

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022			30,000	19,800

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			253,000	225,803

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			315,000	288,225

Williams Partners LP / ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			135,000	140,738

Williams Partners LP / ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			145,000	154,063

Williams Partners LP / ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			249,000	253,980

				17,182,428
Financials (3.8%)

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			565,000	662,463

Banco do Brasil SA/Cayman 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			940,000	916,239

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			75,000	76,500

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			137,000	140,000

CIT Group, Inc. sr. unsec. notes 5s, 2023			110,000	112,475

CIT Group, Inc. sr. unsec. notes 5s, 2022			130,000	133,575

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			135,000	142,682

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			65,000	64,838

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			205,000	222,425

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			165,000	174,075

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			111,000	72,150

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			159,000	159,000

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			160,000	135,600

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			251,000	266,060

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			125,000	127,813

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			205,000	203,975

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)			68,000	67,320

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			348,000	358,510

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			215,000	215,941

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			15,000	16,313

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			115,000	121,038

iStar Financial, Inc. sr. unsec. notes 5s, 2019(R)			55,000	53,350

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			75,000	80,250

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			215,000	230,050

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			80,000	76,800

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			213,000	193,830

Navient, LLC sr. unsec. unsub. notes Ser. A, MTN, 8.45s, 2018			229,000	255,335

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			15,000	15,788

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019			128,000	117,120

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			118,000	120,655

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			100,000	102,500

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			215,000	215,538

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			50,000	45,875

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			225,000	217,688

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			100,000	101,719

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. notes 7 3/4s, 2018 (Russia)			2,750,000	2,420,000

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			325,000	286,000

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			500,000	466,125

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019			160,000	156,800

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			590,000	584,100

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			155,000	157,672

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			70,000	58,800

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)			200,000	150,000

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			264,000	257,400

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			979,000	826,276

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			113,000	110,740

Walter Investment Management Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2021			135,000	120,488

				11,809,891
Health care (2.6%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			195,000	198,900

Acadia Healthcare Co., Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			85,000	83,725

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			139,000	144,838

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			50,000	50,500

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021			173,000	173,000

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			85,000	85,213

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			30,000	31,125

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			62,000	64,170

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			35,000	37,078

ConvaTec Finance International SA 144A sr. unsec. notes 8 1/4s, 2019 (Luxembourg)(PIK)			200,000	203,000

ConvaTec Healthcare D SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	100,000	125,660

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			$240,000	215,700

Crown Newco 3 PLC 144A company guaranty sr. notes 7s, 2018 (United Kingdom)		GBP	208,761	337,570

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024			$175,000	178,500

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			278,000	278,695

Endo Finance, LLC & Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			165,000	161,288

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			165,000	176,138

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 4 3/4s, 2024			60,000	60,600

Halyard Health, Inc. 144A sr. unsec. notes 6 1/4s, 2022			158,000	160,370

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			93,000	93,233

HCA, Inc. sr. notes 6 1/2s, 2020			825,000	922,969

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			55,000	62,700

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			166,000	174,300

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			49,000	50,470

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			220,000	224,840

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			180,000	193,050

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			208,000	211,120

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			393,000	430,335

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			85,000	90,100

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			130,000	135,283

Omnicare, Inc. sr. unsec. notes 5s, 2024			30,000	30,750

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022			135,000	137,025

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			235,000	245,575

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			60,000	61,200

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024			388,000	395,760

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022			278,000	284,950

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			160,000	166,800

Teleflex, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2024			50,000	50,000

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			50,000	50,125

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			132,000	131,010

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			355,000	386,950

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			231,000	248,055

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020			30,000	31,650

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			40,000	41,260

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			30,000	31,350

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			35,000	35,263

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 3/4s, 2018			139,000	147,864

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			188,000	194,110

				8,024,167
Technology (1.2%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			80,000	83,600

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			107,000	91,485

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			466,000	454,350

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			74,000	87,875

First Data Corp. company guaranty sr. unsec. notes 11 1/4s, 2021			63,000	71,505

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			164,000	188,190

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			700,000	749,000

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			40,000	43,700

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			110,000	114,950

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			55,000	58,850

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)			185,000	192,400

Micron Technology, Inc. 144A sr. unsec. notes 5 7/8s, 2022			185,000	194,250

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			400,000	394,000

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			115,000	116,150

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			125,000	130,625

Techem Energy Metering Service GmbH 144A sr. sub. bonds 7 7/8s, 2020 (Germany)		EUR	200,000	266,901

Trionista TopCo. GmbH 144A sr. unsec. sub. notes 6 7/8s, 2021 (Germany)		EUR	265,000	338,133

				3,575,964
Transportation (0.2%)

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			$158,000	164,715

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			270,000	262,575

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			280,000	277,200

				704,490
Utilities and power (1.9%)

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			475,000	533,188

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			135,000	152,550

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			70,000	70,000

Calpine Corp. sr. unsec. notes 5 3/4s, 2025			340,000	344,250

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			45,000	47,813

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			35,000	37,013

Centrais Electricas Brasileiras SA (Electrobras) 144A sr. unsec. unsub. notes 6 7/8s, 2019 (Brazil)			350,000	357,000

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 7 5/8s, 2024			10,000	10,200

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 7 3/8s, 2022			20,000	20,350

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 6 3/4s, 2019			338,000	343,915

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019			401,000	501

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022			247,000	312,826

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			175,000	207,375

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			150,000	166,500

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			56,000	56,700

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			50,000	46,750

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			279,000	281,790

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			65,000	67,068

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			190,000	187,150

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			45,000	44,775

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			186,000	193,592

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			785,000	903,527

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			595,000	641,113

NRG Yield Operating, LLC 144A company guaranty sr. unsec. notes 5 3/8s, 2024			85,000	86,275

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			170,000	169,575

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			120,000	115,800

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022			85,000	80,325

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			100,000	91,750

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			199,000	199,995

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			90,000	63,675

				5,833,341

Total corporate bonds and notes (cost $103,919,334)				$99,970,537

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (21.6%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (21.6%)

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, January 1, 2045			$3,000,000	$3,356,250
4 1/2s, TBA, January 1, 2045			20,000,000	21,717,188
4s, TBA, January 1, 2045			25,000,000	26,691,405
3 1/2s, TBA, January 1, 2045			9,000,000	9,386,719
3s, TBA, January 1, 2045			6,000,000	6,072,656

				67,224,218

Total U.S. government and agency mortgage obligations (cost $66,732,578)				$67,224,218

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Bonds 3.375%, May 15, 2044(i)			$38,000	$42,975

U.S. Treasury Notes
0.875%, September 15, 2016(i)			132,000	132,998
0.625%, November 30, 2017(i)			88,000	86,888
1.000%, May 31, 2018(i)			16,000	15,856

Total U.S. treasury Obligations (cost $278,717)				$278,717

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (10.6%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			$2,020,000	$1,937,180

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			5,276,000	5,220,602

Argentina (Republic of) sr. unsec. unsub. notes Ser. 1, 8 3/4s, 2017 (Argentina) (In default)(NON)			1,750,000	1,522,500

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			420,000	448,115

Brazil (Federal Republic of) unsec. notes 10s, 2017 (Brazil) (units)		BRL	1,500	537,610

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 11 3/4s, 2015 (Argentina)			$797,000	791,023

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			725,000	681,500

Chile (Republic of) notes 5 1/2s, 2020 (Chile)		CLP	170,000,000	293,325

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)			$200,000	213,000

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			225,000	239,063

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			265,000	289,513

Financing of Infrastructural Projects State Enterprise 144A govt. guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)			175,000	105,000

Gabon (Republic of) 144A unsec. bonds 6 3/8s, 2024 (Gabon)			400,000	378,000

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)			203,000	204,125

Ghana (Republic of) 144A unsec. notes 7 7/8s, 2023 (Ghana)			691,585	637,987

Hellenic (Republic of) sr. unsec. bonds 4 3/4s, 2019 (Greece)		EUR	1,215,000	1,172,113

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)		EUR	1,092,000	1,053,834

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2024 (Greece)(STP)		EUR	7,151,492	5,478,894

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2023 (Greece)(STP)		EUR	3,725,000	2,857,715

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			$560,000	532,969

Kenya (Republic of) 144A sr. unsec. notes 6 7/8s, 2024 (Kenya)			200,000	211,000

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			200,000	176,850

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			1,598,200	1,650,142

Russia (Federation of) 144A unsec. notes 3 1/4s, 2017 (Russia)			2,600,000	2,492,100

Serbia (Republic of) 144A sr. unsec. bonds 4 7/8s, 2020 (Serbia)			100,000	99,875

Serbia (Republic of) 144A sr. unsec. unsub. bonds 6 3/4s, 2024 (Serbia)			65,226	66,102

Sri Lanka (Republic of) 144A notes 7.4s, 2015 (Sri Lanka)			200,000	200,592

Turkey (Republic of) sr. unsec. bonds 5 3/4s, 2024 (Turkey)			500,000	558,750

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017 (Turkey)			1,205,000	1,347,190

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017 (Ukraine)			1,725,000	1,035,000

Venezuela (Bolivarian Republic of) 144A sr. unsec. unsub. bonds 13 5/8s, 2018 (Venezuela)			1,285,000	649,902

Total foreign government and agency bonds and notes (cost $37,068,570)				$33,081,571

SENIOR LOANS (2.3%)(a)(c)
			Principal amount	Value

Basic materials (0.1%)

Atkore International, Inc. bank term loan FRN 4 1/2s, 2021			$104,475	$102,255

Ineos US Finance, LLC bank term loan FRN 3 3/4s, 2018			70,946	68,741

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			59,625	57,464

WR Grace & Co. bank term loan FRN 3s, 2021			106,308	105,555

WR Grace & Co. bank term loan FRN Ser. DD, 1s, 2021(U)			38,158	37,888

				371,903
Capital goods (0.1%)

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			141,645	137,497

				137,497
Communication services (0.2%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021			139,000	137,871

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019			144,530	142,211

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020			75,000	74,438

Level 3 Financing, Inc. bank term loan FRN Ser. B5, 4 1/2s, 2022			130,000	130,041

				484,561
Consumer cyclicals (1.1%)

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 6.985s, 2017			851,175	746,906

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 9 3/4s, 2017			69,650	61,153

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			258,700	238,004

CCM Merger, Inc. bank term loan FRN Ser. B, 4 1/2s, 2021			169,607	167,063

Delta 2 (Lux) Sarl bank term loan FRN 4 3/4s, 2021 (Luxembourg)			130,000	126,588

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			207,381	191,137

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B, 3 1/2s, 2020			197,368	194,655

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.906s, 2019			323,000	303,822

JC Penney Corp., Inc. bank term loan FRN 5s, 2019			429,750	412,918

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017			111,606	110,768

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			286,978	280,442

ROC Finance, LLC bank term loan FRN 5s, 2019			128,697	119,366

Travelport Finance Sarl bank term loan FRN Ser. B, 6s, 2021 (Luxembourg)			175,000	174,519

Univision Communications, Inc. bank term loan FRN 4s, 2020			305,113	297,790

Visteon Corp. bank term loan FRN Ser. DD, 3 1/2s, 2021			94,525	93,225

				3,518,356
Consumer staples (0.2%)

BC ULC bank term loan FRN Ser. B, 4 1/2s, 2021 (Canada)			155,000	154,557

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4s, 2021			147,883	143,693

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020			128,264	127,279

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021			84,575	83,095

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2019			168,399	165,294

				673,918
Health care (0.2%)

CHS/Community Health Systems, Inc. bank term loan FRN Ser. D, 4 1/4s, 2021			138,600	138,138

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.156s, 2021			223,313	219,963

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			79,600	78,124

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4s, 2019			84,656	82,398

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Canada)			119,700	115,959

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 1/2s, 2020			104,487	103,398

				737,980
Technology (0.2%)

Avaya, Inc. bank term loan FRN Ser. B3, 4.67s, 2017			104,078	99,676

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018			207,549	204,371

Dell, Inc. bank term loan FRN Ser. B, 4 1/2s, 2020			64,511	64,246

Freescale Semiconductor, Inc. bank term loan FRN Ser. B5, 5s, 2021			291,313	289,856

				658,149
Transportation (0.1%)

Air Medical Group Holdings, Inc. bank term loan FRN 7 5/8s, 2018(PIK)			205,000	201,925

				201,925
Utilities and power (0.1%)

Energy Future Intermediate Holding Co., LLC bank term loan FRN 4 1/4s, 2016			75,000	74,953

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.648s, 2017			496,516	320,193

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.648s, 2017			5,096	3,273

				398,419

Total senior loans (cost $7,551,387)				$7,182,708

PURCHASED SWAP OPTIONS OUTSTANDING (0.8%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.38/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.38		$21,333,200	$212,692

2.3925/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.3925		14,724,200	153,573

2.28/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.28		21,333,200	104,533

2.285/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.285		14,724,200	66,553

Barclays Bank PLC

2.43/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.43		14,724,200	191,120

2.33/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.33		14,724,200	94,235

Citibank, N.A.

2.20/3 month USD-LIBOR-BBA/May-25	May-15/2.20		21,333,200	186,879

2.528/3 month USD-LIBOR-BBA/Mar-25	Mar-15/2.528		7,362,100	157,255

2.2425/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.2425		39,624,000	135,910

2.426/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.426		7,777,500	97,530

2.322/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.322		7,777,500	44,410

(2.4775)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.4775		39,624,000	43,190

Credit Suisse International

2.25/3 month USD-LIBOR-BBA/May-25	May-15/2.25		33,114,000	340,412

2.40/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.40		18,385,000	204,809

2.30/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.30		18,385,000	102,772

(2.60)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.60		38,845,900	36,515

Goldman Sachs International

2.23/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.23		39,624,000	121,249

(2.47)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.47		39,624,000	47,153

(2.89)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.89		3,681,050	26,393

(2.94)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.94		3,681,050	14,430

(3.04)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/3.04		3,681,050	6,184

Total purchased swap options outstanding (cost $2,447,861)				$2,387,797

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/$100.37		$22,000,000	$115,500

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/99.41		11,000,000	28,380

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/99.22		11,000,000	24,420

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/103.13		11,000,000	660

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/102.94		11,000,000	330

Total purchased options outstanding (cost $741,641)				$169,290

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			353	$352,857

M/I Homes, Inc. Ser. A, $2.438 pfd.			4,100	106,149

Total preferred stocks (cost $302,913)				$459,006

CONVERTIBLE PREFERRED STOCKS (0.0%)(a)
			Shares	Value

United Technologies Corp. $3.75 cv. pfd.			2,330	$142,899

Total convertible preferred stocks (cost $127,885)				$142,899

CONVERTIBLE BONDS AND NOTES (0.0%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$100,000	$126,438

Total convertible bonds and notes (cost $105,355)				$126,438

COMMON STOCKS (0.0%)(a)
			Shares	Value

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			9,978	$399

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			9,978	399

Tribune Co. Class 1C(F)			40,066	10,017

Total common stocks (cost $65,186)				$10,815

SHORT-TERM INVESTMENTS (8.1%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.10%(AFF)		Shares	13,296,614	$13,296,614

SSgA Prime Money Market Fund Class N 0.04%(P)		Shares	490,000	490,000

U.S. Treasury Bills with effective yields ranging from 0.03% to 0.04%, April 2, 2015(SEGCCS)			$1,067,000	1,066,893

U.S. Treasury Bills with an effective yield of 0.01%, February 12, 2015(SEGSF)			100,000	99,999

U.S. Treasury Bills with effective yields ranging from zero% to 0.01%, February 5, 2015(SEGSF)(SEGCCS)			5,899,000	5,898,957

U.S. Treasury Bills with an effective yield of 0.01%, January 15, 2015(SEGCCS)			137,000	136,999

U.S. Treasury Bills with effective yields ranging from zero% to 0.01%, January 22, 2015(SEGSF)(SEGCCS)			783,000	782,997

U.S. Treasury Bills with an effective yield of 0.01%, January 8, 2015(SEGSF)(SEGCCS)			212,000	212,000

U.S. Treasury Bills with an effective yield of 0.11%, July 23, 2015(SEG)(SEGSF)(SEGCCS)			3,253,000	3,250,947

Total short-term investments (cost $25,235,559)				$25,235,406

TOTAL INVESTMENTS

Total investments (cost $377,992,389)(b)				$377,805,891

FORWARD CURRENCY CONTRACTS at 12/31/14 (aggregate face value $170,875,314) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	1/21/15	$393,699	$426,728	$33,029
	Canadian Dollar	Sell	1/21/15	1,556,951	1,559,928	2,977
	Chilean Peso	Sell	1/21/15	381,145	385,350	4,205
	Chinese Yuan (Offshore)	Buy	2/13/15	977	15,776	(14,799)
	Euro	Sell	3/18/15	2,175,050	2,254,334	79,284
	South Korean Won	Buy	2/13/15	1,596,808	1,584,751	12,057
	South Korean Won	Sell	2/13/15	1,576,302	1,588,739	12,437
Barclays Bank PLC
	Australian Dollar	Sell	1/21/15	1,488,277	1,567,921	79,644
	Canadian Dollar	Sell	1/21/15	1,596,013	1,651,110	55,097
	Chinese Yuan (Offshore)	Buy	2/13/15	3,200,878	3,233,485	(32,607)
	Japanese Yen	Sell	2/13/15	723,107	767,544	44,437
	Mexican Peso	Buy	1/21/15	1,512,100	1,646,370	(134,270)
	Mexican Peso	Sell	1/21/15	1,512,100	1,646,996	134,896
	New Zealand Dollar	Buy	1/21/15	844,252	853,193	(8,941)
	South Korean Won	Sell	2/13/15	1,576,303	1,588,739	12,436
	Swiss Franc	Sell	3/18/15	1,538,156	1,587,311	49,155
Citibank, N.A.
	Australian Dollar	Sell	1/21/15	917,951	995,715	77,764
	Brazilian Real	Buy	1/5/15	3,049,620	3,226,750	(177,130)
	Brazilian Real	Sell	1/5/15	3,049,620	3,179,796	130,176
	Brazilian Real	Sell	4/2/15	238,700	238,299	(401)
	Canadian Dollar	Sell	1/21/15	2,337,319	2,369,522	32,203
	Chilean Peso	Buy	1/21/15	7,887	7,981	(94)
	Chilean Peso	Sell	1/21/15	7,887	8,270	383
	Euro	Sell	3/18/15	1,055,498	1,126,469	70,971
	Japanese Yen	Sell	2/13/15	1,079,729	1,157,168	77,439
	Mexican Peso	Buy	1/21/15	1,487,290	1,505,992	(18,702)
	New Zealand Dollar	Buy	1/21/15	1,694,577	1,708,735	(14,158)
	Norwegian Krone	Sell	3/18/15	902,080	970,470	68,390
	Swiss Franc	Sell	3/18/15	1,480,344	1,520,698	40,354
Credit Suisse International
	Australian Dollar	Sell	1/21/15	772,801	772,073	(728)
	British Pound	Buy	3/18/15	1,555,832	1,559,218	(3,386)
	Canadian Dollar	Sell	1/21/15	880,689	913,871	33,182
	Euro	Sell	3/18/15	4,034,068	4,108,964	74,896
	Indian Rupee	Buy	2/13/15	1,564,773	1,600,513	(35,740)
	Japanese Yen	Buy	2/13/15	47,424	61,933	(14,509)
	New Zealand Dollar	Buy	1/21/15	1,618,946	1,637,385	(18,439)
	Norwegian Krone	Sell	3/18/15	1,205,643	1,319,476	113,833
	Swedish Krona	Buy	3/18/15	756,824	774,765	(17,941)
	Swiss Franc	Sell	3/18/15	1,480,344	1,520,764	40,420
Deutsche Bank AG
	Australian Dollar	Sell	1/21/15	82,523	109,765	27,242
	British Pound	Sell	3/18/15	773,866	779,196	5,330
	Canadian Dollar	Sell	1/21/15	1,549,809	1,591,209	41,400
	Euro	Sell	3/18/15	2,294,803	2,353,197	58,394
	New Zealand Dollar	Buy	1/21/15	2,353,838	2,356,455	(2,617)
	Norwegian Krone	Sell	3/18/15	2,080,153	2,236,632	156,479
	Polish Zloty	Buy	3/18/15	753,761	794,551	(40,790)
	Swiss Franc	Sell	3/18/15	146,040	150,685	4,645
	Turkish Lira	Buy	3/18/15	1,481,854	1,581,024	(99,170)
Goldman Sachs International
	Australian Dollar	Sell	1/21/15	917,951	984,042	66,091
	Canadian Dollar	Sell	1/21/15	1,582,074	1,616,251	34,177
	Euro	Sell	3/18/15	2,599,454	2,707,886	108,432
	Japanese Yen	Buy	2/13/15	102,876	94,068	8,808
	New Zealand Dollar	Buy	1/21/15	1,577,430	1,581,983	(4,553)
	Norwegian Krone	Sell	3/18/15	700,976	754,087	53,111
	Swedish Krona	Buy	3/18/15	9,021	25,739	(16,718)
HSBC Bank USA, National Association
	Australian Dollar	Sell	1/21/15	755,595	809,784	54,189
	British Pound	Buy	3/18/15	773,554	775,992	(2,438)
	Canadian Dollar	Sell	1/21/15	780,196	805,851	25,655
	Chinese Yuan (Offshore)	Buy	2/13/15	1,559,503	1,572,109	(12,606)
	Euro	Sell	3/18/15	3,097,839	3,200,068	102,229
	Japanese Yen	Buy	2/13/15	123,392	88,052	35,340
	New Zealand Dollar	Buy	1/21/15	777,577	774,361	3,216
	Swedish Krona	Sell	3/18/15	160,018	158,331	(1,687)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	1/21/15	2,290,026	2,320,037	30,011
	Brazilian Real	Buy	1/5/15	3,000,000	3,194,139	(194,139)
	Brazilian Real	Sell	1/5/15	3,000,000	3,113,579	113,579
	British Pound	Sell	3/18/15	292,848	294,647	1,799
	Canadian Dollar	Sell	1/21/15	2,166,963	2,191,059	24,096
	Euro	Sell	3/18/15	1,245,602	1,285,934	40,332
	Indian Rupee	Buy	2/13/15	1,547,688	1,552,399	(4,711)
	Japanese Yen	Sell	2/13/15	732,158	735,883	3,725
	Malaysian Ringgit	Sell	2/13/15	1,492,227	1,559,980	67,753
	Mexican Peso	Buy	1/21/15	1,523,727	1,541,601	(17,874)
	New Taiwan Dollar	Sell	2/13/15	1,601,307	1,660,958	59,651
	New Zealand Dollar	Buy	1/21/15	91,521	147,862	(56,341)
	Norwegian Krone	Sell	3/18/15	1,289,169	1,386,826	97,657
	Russian Ruble	Buy	3/18/15	160,633	168,850	(8,217)
	Russian Ruble	Sell	3/18/15	160,633	181,105	20,472
	Singapore Dollar	Sell	2/13/15	1,553,553	1,578,451	24,898
	Swedish Krona	Sell	3/18/15	13,126	8,714	(4,412)
	Swiss Franc	Sell	3/18/15	2,754,217	2,834,511	80,294
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/21/15	37,103	7,053	30,050
	British Pound	Buy	3/18/15	298,144	301,003	(2,859)
	Canadian Dollar	Sell	1/21/15	1,538,796	1,571,283	32,487
	Euro	Sell	3/18/15	2,848,525	2,920,209	71,684
	New Zealand Dollar	Buy	1/21/15	1,579,845	1,585,575	(5,730)
	Norwegian Krone	Sell	3/18/15	751,149	854,581	103,432
	Singapore Dollar	Sell	2/13/15	1,543,824	1,575,532	31,708
	Swedish Krona	Buy	3/18/15	751,781	790,002	(38,221)
	Swedish Krona	Sell	3/18/15	753,296	777,270	23,974
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/21/15	3,304,689	3,463,397	(158,708)
	Australian Dollar	Sell	1/21/15	3,304,689	3,506,843	202,154
	Brazilian Real	Buy	1/5/15	3,006,922	3,205,149	(198,227)
	Brazilian Real	Sell	1/5/15	3,006,922	3,082,568	75,646
	British Pound	Sell	3/18/15	1,090	13,037	11,947
	Canadian Dollar	Sell	1/21/15	1,174,940	1,227,156	52,216
	Chilean Peso	Sell	1/21/15	609	322	(287)
	Euro	Sell	3/18/15	123,992	183,625	59,633
	Israeli Shekel	Sell	1/21/15	1,537,066	1,601,849	64,783
	Japanese Yen	Buy	2/13/15	1,446,215	1,515,608	(69,393)
	Japanese Yen	Sell	2/13/15	1,446,215	1,518,572	72,357
	Malaysian Ringgit	Sell	2/13/15	1,530,829	1,541,837	11,008
	Mexican Peso	Buy	1/21/15	1,515,472	1,641,257	(125,785)
	Mexican Peso	Sell	1/21/15	1,515,472	1,624,804	109,332
	New Taiwan Dollar	Sell	2/13/15	8,020	8,321	301
	New Zealand Dollar	Buy	1/21/15	1,634,290	1,663,167	(28,877)
	Norwegian Krone	Sell	3/18/15	743,585	786,429	42,844
	Singapore Dollar	Sell	2/13/15	95,711	98,390	2,679
	Swiss Franc	Sell	3/18/15	3,059,793	3,146,745	86,952
	Turkish Lira	Buy	3/18/15	1,505,612	1,599,582	(93,970)
UBS AG
	Australian Dollar	Sell	1/21/15	1,205,315	1,281,359	76,044
	British Pound	Sell	3/18/15	254,373	255,210	837
	Canadian Dollar	Sell	1/21/15	1,290,060	1,330,066	40,006
	Euro	Sell	3/18/15	3,660,885	3,741,869	80,984
	Hungarian Forint	Buy	3/18/15	1,479,625	1,564,345	(84,720)
	Hungarian Forint	Sell	3/18/15	1,479,625	1,577,344	97,719
	Japanese Yen	Sell	2/13/15	755,036	761,148	6,112
	New Zealand Dollar	Buy	1/21/15	775,474	769,519	5,955
WestPac Banking Corp.
	Australian Dollar	Sell	1/21/15	684,895	755,387	70,492
	Canadian Dollar	Sell	1/21/15	2,725,008	2,826,003	100,995
	Euro	Sell	3/18/15	2,644,618	2,730,630	86,012
	New Zealand Dollar	Buy	1/21/15	1,541,445	1,581,822	(40,377)
	South Korean Won	Buy	2/13/15	1,603,389	1,588,491	14,898

Total						$2,488,639

FUTURES CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bobl 5 yr (Long)	29	$4,571,715	Mar-15	$28,687
Euro-Bund 10 yr (Long)	9	1,697,495	Mar-15	13,697
Euro-Buxl 30 yr (Short)	10	1,875,336	Mar-15	(85,944)
U.S. Treasury Bond 30 yr (Long)	5	722,813	Mar-15	(3,728)
U.S. Treasury Bond Ultra 30 yr (Short)	9	1,486,688	Mar-15	(67,376)
U.S. Treasury Note 5 yr (Long)	167	19,861,258	Mar-15	(16,293)
U.S. Treasury Note 10 yr (Short)	217	$27,514,922	Mar-15	(181,022)

Total				$(311,979)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/14 (premiums $2,809,580) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(2.50)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.50	$14,724,200	$275,343
(2.48)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.48	21,333,200	363,304
Barclays Bank PLC

(2.53)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.53	14,724,200	312,889
Citibank, N.A.

(2.28)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.28	7,362,100	8,835
2.36/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.36	19,812,000	73,304
(2.53)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.53	7,362,100	159,464
(2.53)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.53	7,777,500	165,272
(2.36)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.36	19,812,000	171,572
Credit Suisse International

(2.51)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.51	18,385,000	356,853
Goldman Sachs International

(2.49)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.49	3,681,050	18,368
2.84/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.84	3,681,050	31,252
2.35/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.35	19,812,000	80,040
(2.35)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.35	19,812,000	160,279
JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	6,568,000	1,005,357

Total			$3,182,132

WRITTEN OPTIONS OUTSTANDING at 12/31/14 (premiums $684,063) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/$99.42	$22,000,000	$57,420
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/98.48	22,000,000	26,400
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/98.53	11,000,000	13,860
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/98.34	11,000,000	11,770
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/97.66	11,000,000	6,380
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/97.47	11,000,000	5,390
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/102.13	11,000,000	11
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/101.13	11,000,000	11
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/101.94	11,000,000	11
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/100.94	11,000,000	11

Total			$121,264

TBA SALE COMMITMENTS OUTSTANDING at 12/31/14 (proceeds receivable $7,476,445) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, January 1, 2045	$4,000,000	1/14/15	$4,343,438
Federal National Mortgage Association, 4s, January 1, 2045	1,000,000	1/14/15	1,067,656
Federal National Mortgage Association, 3 1/2s, January 1, 2045	2,000,000	1/14/15	2,085,938

Total			$7,497,032

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty/			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Citibank, N.A.
	AUD	7,354,000	(E)	$—	7/31/24	4.5175%	6 month AUD-BBR-BBSW	$(214,702)
	AUD	1,379,000	(E)	—	8/6/24	4.63%	6 month AUD-BBR-BBSW	(45,236)
	AUD	10,134,000	(E)	—	10/16/24	6 month AUD-BBR-BBSW	4.232%	187,384
	AUD	5,590,000		—	12/05/24	6 month AUD-BBR-BBSW	3.4525%	128,130
	AUD	1,388,000		—	12/05/24	6 month AUD-BBR-BBSW	3.4575%	32,318
	NOK	8,596,000		—	12/29/24	6 month NOK-NIBOR-NIBR	2.045%	14,297
	NZD	4,276,000		—	10/29/24	3 month NZD-BBR-FRA	4.42025%	89,990
	Credit Suisse International
	AUD	4,153,000	(E)	—	10/16/24	6 month AUD-BBR-BBSW	4.1975%	72,092
	CAD	3,348,000		—	10/30/24	3 month CAD-BA-CDOR	2.495%	67,707
	CHF	555,000		—	10/27/24	6 month CHF-LIBOR-BBA	0.785%	16,469
	CHF	519,000		—	10/28/24	6 month CHF-LIBOR-BBA	0.765%	14,359
	NOK	10,036,000		—	11/06/24	6 month NOK-NIBOR-NIBR	2.29%	48,255
	NOK	2,698,000		—	12/30/24	6 month NOK-NIBOR-NIBR	2.005%	3,163
	SEK	20,236,000		—	11/11/19	0.78%	3 month SEK-STIBOR-SIDE	(21,284)
	SEK	10,496,000		—	11/11/24	3 month SEK-STIBOR-SIDE	1.49%	33,199
	Deutsche Bank AG
	NOK	10,036,000		—	11/06/24	6 month NOK-NIBOR-NIBR	2.29%	48,255
	PLN	9,968,000		—	3/17/24	4.1072%	6 month PLN-WIBOR-WIBO	(532,525)
	PLN	4,970,000		—	3/18/24	4.12875%	6 month PLN-WIBOR-WIBO	(268,271)
	PLN	4,165,000		—	3/27/24	4.045%	6 month PLN-WIBOR-WIBO	(221,049)
	PLN	48,815,000		—	7/14/16	6 month PLN-WIBOR-WIBO	2.48%	125,909
	Goldman Sachs International
	AUD	1,993,000	(E)	—	8/6/24	4.525%	6 month AUD-BBR-BBSW	(58,464)
	KRW	2,978,000,000		—	10/30/19	3 month KRW-CD-KSDA-BLOOMBERG	2.2875%	12,094
	KRW	4,589,000,000		—	11/05/19	3 month KRW-CD-KSDA-BLOOMBERG	2.165%	(5,870)
	KRW	1,462,000,000		—	11/06/19	3 month KRW-CD-KSDA-BLOOMBERG	2.17%	(1,567)
	NOK	5,018,000		—	11/05/24	6 month NOK-NIBOR-NIBR	2.315%	25,728
	NOK	5,018,000		—	11/05/24	6 month NOK-NIBOR-NIBR	2.32%	26,044
	NOK	2,698,000		—	12/31/24	6 month NOK-NIBOR-NIBR	1.955%	1,484
	NOK	10,036,000		—	11/06/24	6 month NOK-NIBOR-NIBR	2.32%	51,982
	NZD	866,000		—	10/31/24	3 month NZD-BBR-FRA	4.425%	18,467
	NZD	1,083,000		—	10/31/24	3 month NZD-BBR-FRA	4.42%	22,749
	NZD	1,083,000		—	11/3/24	3 month NZD-BBR-FRA	4.415%	22,391
	SEK	20,876,000		—	10/27/24	3 month SEK-STIBOR-SIDE	1.6025%	96,563
	SEK	17,428,000		—	10/29/24	3 month SEK-STIBOR-SIDE	1.58%	75,861
	SEK	21,331,000		—	11/10/19	0.775%	3 month SEK-STIBOR-SIDE	(21,816)
	SEK	10,833,000		—	11/10/24	3 month SEK-STIBOR-SIDE	1.4775%	32,658
	JPMorgan Chase Bank N.A.
	AUD	3,701,000	(E)	—	8/6/24	4.5175%	6 month AUD-BBR-BBSW	(107,655)
	CAD	3,436,000		—	10/30/24	3 month CAD-BA-CDOR	2.5025%	71,536
	JPY	2,402,400,000		—	2/19/15	6 month JPY-LIBOR-BBA	0.705%	56,237
	JPY	511,900,000		—	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	276,696
	KRW	2,978,000,000		—	11/06/19	3 month KRW-CD-KSDA-BLOOMBERG	2.165%	(3,836)
	KRW	1,462,000,000		—	11/3/19	3 month KRW-CD-KSDA-BLOOMBERG	2.245%	3,197
	KRW	1,462,000,000		—	11/04/19	3 month KRW-CD-KSDA-BLOOMBERG	2.195%	34
	MXN	20,366,000		—	7/24/29	1 month MXN-TIIE-BANXICO	6.565%	494
	NZD	1,273,000		—	11/4/24	3 month NZD-BBR-FRA	4.38%	23,419
	SEK	19,966,000		—	11/10/19	0.78%	3 month SEK-STIBOR-SIDE	(21,054)
	SEK	10,388,000		—	11/10/24	3 month SEK-STIBOR-SIDE	1.485%	32,277
	SEK	10,388,000		—	11/11/24	3 month SEK-STIBOR-SIDE	1.485%	32,222
	SEK	19,966,000		—	11/11/19	0.775%	3 month SEK-STIBOR-SIDE	(20,367)

	Total			$—	$219,964
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$249,356,000	(E)	$1,043,411	3/18/17	1.25%	3 month USD-LIBOR-BBA	$109,072
		152,463,000	(E)	2,810,687	3/18/20	2.25%	3 month USD-LIBOR-BBA	96,237
		32,013,000	(E)	1,836,640	3/18/25	3.00%	3 month USD-LIBOR-BBA	(40,250)
		10,396,000	(E)	(1,686,070)	3/18/45	3 month USD-LIBOR-BBA	3.50%	39,790
		16,758,000	(E)	(93)	12/16/17	1.835%	3 month USD-LIBOR-BBA	(43,999)
		45,332,000	(E)	(252)	12/16/17	1.897%	3 month USD-LIBOR-BBA	(174,326)
		22,734,000	(E)	(126)	12/16/17	1.86625%	3 month USD-LIBOR-BBA	(73,671)
		34,694,000	(E)	(193)	12/16/17	1.905%	3 month USD-LIBOR-BBA	(138,864)
		8,457,000	(E)	(47)	12/16/17	1.8625%	3 month USD-LIBOR-BBA	(26,780)
		58,944,000	(E)	(83,839)	12/16/17	1.882%	3 month USD-LIBOR-BBA	(292,796)
		27,930,000	(E)	(155)	12/16/17	3 month USD-LIBOR-BBA	1.80%	53,778
		19,754,000	(E)	(159)	12/16/18	2.34%	3 month USD-LIBOR-BBA	(236,101)
		14,817,000	(E)	(119)	12/16/18	2.3795%	3 month USD-LIBOR-BBA	(194,163)
		11,925,000		(48)	12/19/19	1.742%	3 month USD-LIBOR-BBA	10,922
		28,132,000	(E)	(156)	12/16/17	3 month USD-LIBOR-BBA	1.924%	122,809
		4,939,000	(E)	(40)	12/16/18	2.337%	3 month USD-LIBOR-BBA	(58,597)
		8,788,000	(E)	(71)	12/16/18	2.0025%	3 month USD-LIBOR-BBA	(18,464)
		17,960,000	(E)	(9,380)	12/16/18	1.9525%	3 month USD-LIBOR-BBA	(20,766)
		16,977,000	(E)	(190)	10/22/24	3 month USD-LIBOR-BBA	3.14875%	211,258
		16,977,000	(E)	(190)	10/22/24	3 month USD-LIBOR-BBA	3.145%	208,491
		2,234,000	(E)	(294,694)	3/18/45	3 month USD-LIBOR-BBA	3.40%	28,260
		2,023,000	(E)	91,061	3/18/25	2.90%	3 month USD-LIBOR-BBA	(9,103)
		15,026,000		(121)	12/19/19	1.7285%	3 month USD-LIBOR-BBA	23,536
		11,925,000		(48)	12/19/19	1.734%	3 month USD-LIBOR-BBA	15,545
	EUR	3,282,000	(E)	22,041	3/18/17	0.50%	6 month EUR-EURIBOR-REUTERS	(2,947)
	EUR	8,479,000	(E)	(157,886)	3/18/20	6 month EUR-EURIBOR-REUTERS	0.75%	30,232
	EUR	2,985,000	(E)	(189,005)	3/18/25	6 month EUR-EURIBOR-REUTERS	1.50%	42,228
	EUR	2,455,000	(E)	(411,614)	3/18/35	6 month EUR-EURIBOR-REUTERS	2.25%	85,178
	EUR	1,000	(E)	(197)	3/18/45	6 month EUR-EURIBOR-REUTERS	2.25%	41
	EUR	12,709,000	(E)	(182)	10/22/24	1.75%	6 month EUR-EURIBOR-REUTERS	(373,388)
	EUR	12,709,000	(E)	(182)	10/22/24	1.757%	6 month EUR-EURIBOR-REUTERS	(378,632)
	GBP	14,989,000	(E)	417,876	3/18/17	2.00%	6 month GBP-LIBOR-BBA	(42,774)
	GBP	13,431,000	(E)	(877,662)	3/18/20	6 month GBP-LIBOR-BBA	2.50%	133,952
	GBP	12,791,000	(E)	1,730,426	3/18/25	3.00%	6 month GBP-LIBOR-BBA	(358,035)
	GBP	3,213,000	(E)	(919,486)	3/18/45	6 month GBP-LIBOR-BBA	3.25%	239,162
	JPY	32,455,000		(11)	3/24/44	6 month JPY-LIBOR-BBA	1.80%	34,596
	JPY	63,551,000		(21)	3/24/44	6 month JPY-LIBOR-BBA	1.79625%	67,219
	JPY	1,780,000,000		(70)	3/14/19	6 month JPY-LIBOR-BBA	0.3175%	85,943
	JPY	389,500,000		(68)	3/14/44	1.795%	6 month JPY-LIBOR-BBA	(412,331)
	JPY	31,464,000		(6)	3/24/44	6 month JPY-LIBOR-BBA	1.80125%	33,630
	JPY	36,000,000		(11)	11/07/44	6 month JPY-LIBOR-BBA	1.5025%	13,977
	JPY	215,000,000		(65)	11/07/44	6 month JPY-LIBOR-BBA	1.495%	79,894
	JPY	1,119,000,000		(80)	11/07/19	0.2475%	6 month JPY-LIBOR-BBA	(15,486)
	JPY	661,000,000		(47)	11/07/19	0.25%	6 month JPY-LIBOR-BBA	(9,837)
	JPY	11,030,000		(2)	11/07/44	6 month JPY-LIBOR-BBA	1.4975%	4,161

	Total			$3,319,556	$(1,151,399)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

				Upfront		Payments	Total return	Unrealized
	Swap counterparty/			premium	Termination	received (paid) by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

	Bank of America N.A.
		$2,850,750	(E)	$—	6/24/24	(2.865%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	$(73,008)
	Barclays Bank PLC
		282,072		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(33)
		492,640		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,202)
		511,443		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(60)
		469,129		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	165
		4,100,573		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,284)
		1,427,518		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,635)
		200,078		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	685
		404,770		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	142
		2,428,622		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	854
		529,554		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	95
		1,246,720		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,174)
		1,543,794		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	543
		475,854		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,628
		57,634		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	34
		208,457		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	73
		260,874		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	51
		1,214,311		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	427
		1,040,341		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,649)
		1,187,408		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	4,063
		218,449		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(26)
		1,707,667		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	4,690
		6,654,018		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,339
		1,452,720		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	511
		247,120		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(29)
		801,161		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(94)
		580,801		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(68)
		3,154,735		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,033)
		594,051		—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(1,078)
		477,992		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(518)
		239,036		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(259)
		239,036		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(259)
		479,661		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(520)
		1,245,783		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,350)
		479,661		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(520)
		749,303		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(1,432)
		451,324		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(863)
		458,200		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	161
		572,106		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(1,094)
		1,002,286		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,552)
		863,569		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	516
		123,875		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	74
		957,653		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,038)
		130,664		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(333)
		2,057,447		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	3,292
		364,698		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	128
	Citibank, N.A.
		944,329		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	332
		2,023,851		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	711
		1,766,822		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	621
		3,389,000		—	10/3/16	1.631%	USA Non Revised Consumer Price Index- Urban (CPI-U)	74,392
	EUR	8,270,000		—	2/21/19	(1.235%)	Eurostat Eurozone HICP excluding tobacco	(412,093)
	EUR	4,310,000		—	2/21/24	1.69%	Eurostat Eurozone HICP excluding tobacco	377,589
	Credit Suisse International
		$809,541		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	285
		631,610		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,608)
		1,260,829		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(2,410)
		1,283,122		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	2,053
		1,422,363		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	2,276
		1,311,943		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(2,508)
		3,527,547		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,707)
	EUR	2,380,000		—	3/27/19	(1.1913%)	Eurostat Eurozone HICP excluding tobacco	(112,213)
	EUR	8,270,000		—	2/20/19	(1.2225%)	Eurostat Eurozone HICP excluding tobacco	(405,075)
	EUR	4,310,000		—	2/20/24	1.68%	Eurostat Eurozone HICP excluding tobacco	368,128
	EUR	2,380,000		—	3/24/19	(1.1925%)	Eurostat Eurozone HICP excluding tobacco	(112,403)
	GBP	2,015,000		—	3/20/19	3.05%	GBP Non-revised UK Retail Price Index	70,914
	GBP	2,015,000		—	3/25/19	3.0413%	GBP Non-revised UK Retail Price Index	69,407
	Deutsche Bank AG
		$631,610		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,608)
		2,850,750	(E)	—	6/24/24	2.415%	USA Non Revised Consumer Price Index- Urban (CPI-U)	16,007
		3,389,000		—	12/30/16	(0.83%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(1,515)
	Goldman Sachs International
		730,966		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	131
		284,935		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	170
		1,222,907		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,984)
		1,222,907		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,984)
		433,995		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,105)
		163,034		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(415)
		1,195,586		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(2,041)
		39,442		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	7
		336,225		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	60
		840,685		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,575)
		353,440		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	63
		706,881		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	127
		21,396		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	13
		3,106,738		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,549)
		306,331		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(780)
		594,503		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,514)
		367,518		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(936)
		28,265		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(72)
		75,320		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(192)
		2,853,099		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,961)
		2,485,331		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,064)
		2,058,087		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,664)
		2,044,495		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	3,271
	JPMorgan Chase Bank N.A.
		3,791,923		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,435)
		2,168,560		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,968)
		3,321,781		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,141)
		2,058,509		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,665)
		2,044,495		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	3,272

	Total			$—	$(239,996)
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$16,587	$291,000	5/11/63	300 bp	$17,513
	CMBX NA BBB- Index	BBB-/P	17,409	282,000	5/11/63	300 bp	18,307
	CMBX NA BBB- Index	BBB-/P	8,497	141,000	5/11/63	300 bp	8,946
	CMBX NA BBB- Index	BBB-/P	4,375	64,000	5/11/63	300 bp	4,578
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	33,591	303,000	5/11/63	300 bp	34,555
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	28,890	704,000	5/11/63	300 bp	31,131
	CMBX NA BBB- Index	BBB-/P	(2,041)	479,000	5/11/63	300 bp	(516)
	CMBX NA BBB- Index	BBB-/P	31,881	416,000	5/11/63	300 bp	33,206
	CMBX NA BBB- Index	BBB-/P	10,467	344,000	5/11/63	300 bp	11,562
	CMBX NA BBB- Index	BBB-/P	6,043	343,000	5/11/63	300 bp	7,135
	CMBX NA BBB- Index	BBB-/P	27,130	340,000	5/11/63	300 bp	28,212
	CMBX NA BBB- Index	BBB-/P	26,325	340,000	5/11/63	300 bp	27,407
	CMBX NA BBB- Index	BBB-/P	22,366	340,000	5/11/63	300 bp	23,449
	CMBX NA BBB- Index	BBB-/P	37,060	328,000	5/11/63	300 bp	38,104
	CMBX NA BBB- Index	BBB-/P	4,963	323,000	5/11/63	300 bp	5,991
	CMBX NA BBB- Index	BBB-/P	20,979	288,000	5/11/63	300 bp	21,896
	CMBX NA BBB- Index	BBB-/P	(183)	280,000	5/11/63	300 bp	708
	CMBX NA BBB- Index	BBB-/P	3,135	270,000	5/11/63	300 bp	3,994
	CMBX NA BBB- Index	BBB-/P	20,934	263,000	5/11/63	300 bp	21,771
	CMBX NA BBB- Index	BBB-/P	536	164,000	5/11/63	300 bp	1,058
	CMBX NA BBB- Index	BBB-/P	375	164,000	5/11/63	300 bp	897
	CMBX NA BBB- Index	BBB-/P	2,851	149,000	5/11/63	300 bp	3,325
	CMBX NA BBB- Index	BBB-/P	282	123,000	5/11/63	300 bp	674
	CMBX NA BBB- Index	BBB-/P	428	94,000	5/11/63	300 bp	728
	CMBX NA BBB- Index	BBB-/P	2,290	94,000	1/17/47	300 bp	1,226
	CMBX NA BBB- Index	BBB-/P	5,724	146,000	1/17/47	300 bp	4,072
	CMBX NA BB Index	—	2,240	112,000	5/11/63	(500 bp)	1,750
	CMBX NA BB Index	—	(914)	119,000	5/11/63	(500 bp)	(1,434)
	CMBX NA BB Index	—	(1,140)	119,000	5/11/63	(500 bp)	(1,660)
	CMBX NA BB Index	—	(1,095)	120,000	5/11/63	(500 bp)	(1,619)
	CMBX NA BB Index	—	3,449	223,000	5/11/63	(500 bp)	2,474
	CMBX NA BB Index	—	5,994	227,000	5/11/63	(500 bp)	5,002
	CMBX NA BB Index	—	2,409	233,000	5/11/63	(500 bp)	1,390
	CMBX NA BB Index	—	(4,646)	266,000	5/11/63	(500 bp)	(5,809)
	CMBX NA BB Index	—	(1,881)	360,000	5/11/63	(500 bp)	(3,455)
	CMBX NA BB Index	—	(5,120)	264,000	5/11/63	(500 bp)	(6,275)
	CMBX NA BBB- Index	BBB-/P	(6,630)	538,000	5/11/63	300 bp	(4,916)
	CMBX NA BBB- Index	BBB-/P	(8,066)	535,000	5/11/63	300 bp	(6,363)
	CMBX NA BBB- Index	BBB-/P	(10,067)	520,000	5/11/63	300 bp	(8,412)
	CMBX NA BBB- Index	BBB-/P	652	491,000	5/11/63	300 bp	2,215
	CMBX NA BBB- Index	BBB-/P	(3,476)	346,000	5/11/63	300 bp	(2,374)
	CMBX NA BBB- Index	BBB-/P	1,584	342,000	5/11/63	300 bp	2,673
	CMBX NA BBB- Index	BBB-/P	1,274	275,000	5/11/63	300 bp	2,150
	CMBX NA BBB- Index	BBB-/P	6,401	269,000	5/11/63	300 bp	7,257
	CMBX NA BBB- Index	BBB-/P	907	262,000	5/11/63	300 bp	1,741
	CMBX NA BBB- Index	BBB-/P	(4,715)	261,000	5/11/63	300 bp	(3,884)
	CMBX NA BBB- Index	BBB-/P	181	261,000	5/11/63	300 bp	1,012
	CMBX NA BBB- Index	BBB-/P	172	258,000	5/11/63	300 bp	993
	CMBX NA BBB- Index	BBB-/P	1,536	253,000	5/11/63	300 bp	2,341
	CMBX NA BBB- Index	BBB-/P	639	237,000	5/11/63	300 bp	1,394
	CMBX NA BBB- Index	BBB-/P	(776)	232,000	5/11/63	300 bp	(37)
	CMBX NA BBB- Index	BBB-/P	(771)	231,000	5/11/63	300 bp	(35)
	CMBX NA BBB- Index	BBB-/P	(2,153)	230,000	5/11/63	300 bp	(1,421)
	CMBX NA BBB- Index	BBB-/P	(2,304)	230,000	5/11/63	300 bp	(1,572)
	CMBX NA BBB- Index	BBB-/P	2,669	224,000	5/11/63	300 bp	3,382
	CMBX NA BBB- Index	BBB-/P	2,227	224,000	5/11/63	300 bp	2,940
	CMBX NA BBB- Index	BBB-/P	10,720	224,000	5/11/63	300 bp	11,433
	CMBX NA BBB- Index	BBB-/P	(1,866)	223,000	5/11/63	300 bp	(1,156)
	CMBX NA BBB- Index	BBB-/P	(643)	190,000	5/11/63	300 bp	(38)
	CMBX NA BBB- Index	BBB-/P	(1,125)	118,000	5/11/63	300 bp	(750)
	CMBX NA BBB- Index	BBB-/P	(699)	116,000	5/11/63	300 bp	(330)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(3,029)	438,000	5/11/63	300 bp	(1,635)
	CMBX NA BBB- Index	BBB-/P	245	94,000	5/11/63	300 bp	544
	CMBX NA BBB- Index	BBB-/P	2,777	103,000	1/17/47	300 bp	1,612
	CMBX NA BB Index	—	2,532	112,000	5/11/63	(500 bp)	2,043
	CMBX NA BB Index	—	(1,143)	119,000	5/11/63	(500 bp)	(1,663)
	CMBX NA BB Index	—	(2,361)	223,000	5/11/63	(500 bp)	(3,340)
	CMBX NA BBB- Index	BBB-/P	(4,349)	261,000	5/11/63	300 bp	(3,518)
	CMBX NA BBB- Index	BBB-/P	2,787	244,000	5/11/63	300 bp	3,564
	CMBX NA BBB- Index	BBB-/P	(931)	232,000	5/11/63	300 bp	(192)
	CMBX NA BBB- Index	BBB-/P	(2,143)	229,000	5/11/63	300 bp	(1,414)
	CMBX NA BBB- Index	BBB-/P	(2,297)	229,000	5/11/63	300 bp	(1,568)
	CMBX NA BBB- Index	BBB-/P	(2,297)	229,000	5/11/63	300 bp	(1,568)
	CMBX NA BBB- Index	BBB-/P	1,354	227,000	5/11/63	300 bp	2,077
	CMBX NA BBB- Index	BBB-/P	(1,791)	223,000	5/11/63	300 bp	(1,081)
	CMBX NA BBB- Index	BBB-/P	(1,287)	118,000	5/11/63	300 bp	(912)
	CMBX NA BBB- Index	BBB-/P	(52)	19,000	5/11/63	300 bp	9

	Total		$303,876	$341,494

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2014. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2014 through December 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $310,809,256.
(b)	The aggregate identified cost on a tax basis is $383,502,340, resulting in gross unrealized appreciation and depreciation of $9,837,462 and $15,533,911, respectively, or net unrealized depreciation of $5,696,449.
(NON)	Non-income-producing security.
(STP)	The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$11,528,830	$33,369,448	$31,601,664	$2,064	$13,296,614
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(U)	This security, in part or in entirety, represents an unfunded loan commitment. As of the close of the reporting period, the fund had unfunded loan commitments of $38,158, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
	Borrower	Unfunded commitments
	WR GRACE & CO	$38,157
	Totals	$38,157
	At the close of the reporting period, the fund maintained liquid assets totaling $136,643,331 to cover certain derivatives contracts and delayed delivery securities.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	82%
	Russia	2.8
	Greece	2.8
	Argentina	2.7
	Canada	1.1
	Luxembourg	1
	Brazil	1
	United Kingdom	1
	Venezuela	1
	Mexico	0.7
	Indonesia	0.7
	Turkey	0.5
	Other	2.7

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Board has formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and for gaining exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk, for gaining liquid exposure to individual names and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,340,342 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,090,017 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,113,963 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	—	—	10,017
Energy	—	—	798
Total common stocks	—	—	10,815
Convertible bonds and notes	$—	$126,438	$—
Convertible preferred stocks	—	142,899	—
Corporate bonds and notes	—	99,970,531	6
Foreign government and agency bonds and notes		33,081,571
Mortgage-backed securities	—	141,536,489	—
Preferred stocks	—	459,006	—
Purchased options outstanding	—	169,290	—
Purchased swap options outstanding	—	2,387,797	—
Senior loans	—	7,182,708	—
U.S. government and agency mortgage obligations	—	67,224,218	—
U.S. treasury obligations	—	278,717	—
Short-term investments	13,786,614	11,448,792	—

Totals by level	$13,786,614	$364,008,456	$10,821

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$2,488,639	$—
Futures contracts	(311,979)	—	—
Written options outstanding	—	(121,264)	—
Written swap options outstanding	—	(3,182,132)	—
TBA sale commitments	—	(7,497,032)	—
Interest rate swap contracts	—	(4,250,991)	—
Total return swap contracts	—	(239,996)	—
Credit default contracts	—	37,618	—

Totals by level	$(311,979)	$(12,765,158)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$52,419	$14,801
Foreign exchange contracts	4,293,911	1,805,272
Interest rate contracts	11,475,741	17,025,016

Total	$15,822,071	$18,845,089

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$61,000,000
Purchased swap option contracts (contract amount)		$414,300,000
Written TBA commitment option contracts (contract amount)		$119,500,000
Written swap option contracts (contract amount)		$223,800,000
Futures contracts (number of contracts)		500
Forward currency contracts (contract amount)		$345,600,000
OTC interest rate swap contracts (notional)		$121,900,000
Centrally cleared interest rate swap contracts (notional)		$950,000,000
OTC total return swap contracts (notional)		$152,700,000
OTC credit default contracts (notional)		$18,600,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$–	$–	$–	$452,119	$255,244	$174,164	$386,021	$–	$496,112	$–	$–	$–	$–	$–	1,763,660
	Centrally cleared interest rate swap contracts§	–	–	160,875	–	–	–	–	–	–	–	–	–	–	–	160,875
	OTC Total return swap contracts*#	–	20,471	–	453,645	513,063	16,007	3,842	–	3,272	–	–	–	–	–	1,010,300
	OTC Credit default contracts*#	2,476	964	–	–	40,883	–	8,096	–	–	–	–	–	–	–	52,419
	Futures contracts§	–	–	–	–	–	–	–	–	–	201	–	–	–	–	201
	Forward currency contracts#	143,989	375,665	–	497,680	262,331	293,490	270,619	220,629	564,267	–	293,335	791,852	307,657	272,397	4,293,911
	Purchased swap options#	537,351	285,355	–	665,174	684,508	–	215,409	–	–	–	–	–	–	–	2,387,797
	Purchased options#	–	–	–	–	–	–	–	–	169,290	–	–	–	–	–	169,290

	Total Assets	$683,816	$682,455	$160,875	$2,068,618	$1,756,029	$483,661	$883,987	$220,629	$1,232,941	$201	$293,335	$791,852	$307,657	$272,397	$9,838,453

	Liabilities:
	OTC Interest rate swap contracts*#	–	–	–	259,938	21,284	1,021,845	87,717	–	152,912	–	–	–	–	–	1,543,696
	Centrally cleared interest rate swap contracts§	–	–	289,244	–	–	–		–	–	–	–	–	–	–	289,244
	OTC Total return swap contracts*#	73,008	42,103	–	412,093	645,924	3,123	42,836	–	31,209	–	–	–	–	–	1,250,296
	OTC Credit default contracts*#	–	–	–	–	11,648	–	3,153	–	–	–	–	–	–	–	14,801
	Futures contracts§	–	–	–	–	–	–	–	–	–	23,063	–	–	–	–	23,063
	Forward currency contracts#	14,799	175,818	–	210,485	90,743	142,577	21,271	16,731	285,694	–	46,810	675,247	84,720	40,377	1,805,272
	Written swap options#	638,647	312,889	–	578,447	356,853	–	289,939	–	1,005,357	–	–	–	–	–	3,182,132
	Written options#	–	–	–	–	–	–	–	–	121,264	–	–	–	–	–	121,264

	Total Liabilities	$726,454	$530,810	$289,244	$1,460,963	$1,126,452	$1,167,545	$444,916	$16,731	$1,596,436	$23,063	$46,810	$675,247	$84,720	$40,377	$8,229,768

	Total Financial and Derivative Net Assets	$(42,638)	$151,645	$(128,369)	$607,655	$629,577	$(683,884)	$439,071	$203,898	$(363,495)	$(22,862)	$246,525	$116,605	$222,937	$232,020	$1,608,685
	Total collateral received (pledged)##†	$–	$129,863	$–	$490,000	$558,366	$(683,884)	$400,503	$148,854	$(349,000)	$–	$149,508	$–	$222,937	$–
	Net amount	$(42,638)	$21,782	$(128,369)	$117,655	$71,211	$–	$38,568	$55,044	$(14,495)	$(22,862)	$97,017	$116,605	$–	$232,020

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 27, 2015